JPMorgan Emerging Markets Research Enhanced Equity Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
I Shares [Member] | JPMorgan Emerging Markets Research Enhanced Equity Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	35.07%	6.36%	8.79%	(21.47%)	(3.38%)	18.42%	21.25%